Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%
		Communication Services—10.3%
4,110	[1]	Alphabet, Inc., Class A	$ 9,379,801
44,480	[1]	Altice USA, Inc.	412,775
9,202	[1]	Live Nation Entertainment, Inc.	965,106
3,522	[1]	Meta Platforms, Inc.	706,055
16,834	[1]	Netflix, Inc.	3,204,520
140,341	[1]	Pinterest, Inc.	2,879,797
11,465	[1]	Spotify Technology SA	1,165,417
15,895	[1]	TripAdvisor, Inc.	408,025
		TOTAL	19,121,496
		Consumer Discretionary—16.4%
2,539	[1]	Amazon.com, Inc.	6,311,015
97	[1]	AutoZone, Inc.	189,681
4,966		Domino’s Pizza, Inc.	1,678,508
9,162		eBay, Inc.	475,691
8,715	[1]	Expedia Group, Inc.	1,522,946
552	[1]	Hilton Worldwide Holdings, Inc.	85,720
3,862		Home Depot, Inc.	1,160,145
9,490		Lowe’s Cos., Inc.	1,876,458
2,895	[1]	Lululemon Athletica, Inc.	1,026,654
9,634		Nike, Inc., Class B	1,201,360
42,999		Nordstrom, Inc.	1,105,074
1,263	[1]	O’Reilly Automotive, Inc.	766,073
20,089	[1]	Penn National Gaming, Inc.	734,655
2,980		Starbucks Corp.	222,427
5,193		Target Corp.	1,187,379
6,244	[1]	Tesla, Inc.	5,437,025
7,389	[1]	Ulta Beauty, Inc.	2,931,955
18,379		V.F. Corp.	955,708
25,944	[1]	YETI Holdings, Inc.	1,267,883
2,606		Yum! Brands, Inc.	304,928
		TOTAL	30,441,285
		Consumer Staples—4.3%
10,723		Costco Wholesale Corp.	5,701,634
12,712		Energizer Holdings, Inc.	385,046
1,149		Estee Lauder Cos., Inc., Class A	303,405
15,326		Flowers Foods, Inc.	406,445
3,351	[1]	The Boston Beer Co., Inc., Class A	1,256,625
		TOTAL	8,053,155
		Energy—1.4%
4,049		Cheniere Energy, Inc.	549,895
36,740		Occidental Petroleum Corp.	2,024,006
		TOTAL	2,573,901
		Financials—2.9%
591		Ameriprise Financial, Inc.	156,905
6,625	[1]	Arch Capital Group Ltd.	302,564
4,120	[1]	GoHealth, Inc.	3,078
9,201		Marketaxess Holdings, Inc.	2,425,476

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
4,149		MSCI, Inc., Class A	$ 1,747,766
5,644		Raymond James Financial, Inc.	550,064
1,022		T. Rowe Price Group, Inc.	125,747
		TOTAL	5,311,600
		Health Care—8.9%
45,053		AbbVie, Inc.	6,617,385
4,734		Amgen, Inc.	1,103,921
3,540		Bruker Corp.	203,515
2,796		Eli Lilly & Co.	816,795
5,216	[1]	IQVIA Holdings, Inc.	1,137,036
322		McKesson Corp.	99,694
305	[1]	Mettler-Toledo International, Inc.	389,647
1,755	[1]	Moderna, Inc.	235,889
1,468	[1]	Molina Healthcare, Inc.	460,145
10,571	[1]	Vertex Pharmaceuticals, Inc.	2,888,209
14,036		Zoetis, Inc.	2,487,881
		TOTAL	16,440,117
		Industrials—5.1%
10,118		Allegion PLC	1,155,880
9,286		Expeditors International Washington, Inc.	919,964
6,163		FedEx Corp.	1,224,835
6,405		Flowserve Corp.	209,508
5,411		Huntington Ingalls Industries, Inc.	1,151,136
4,492	[1]	KAR Auction Services, Inc.	65,853
1,621		Robert Half International, Inc.	159,360
4,049		Trane Technologies PLC	566,415
19,116	[1]	Trex Co., Inc.	1,112,360
46,141	[1]	XPO Logistics, Inc.	2,481,924
5,796		Xylem, Inc.	466,578
		TOTAL	9,513,813
		Information Technology—45.6%
10,873		Accenture PLC	3,265,814
4,940	[1]	Adobe, Inc.	1,955,993
4,459	[1]	Advanced Micro Devices, Inc.	381,334
128,517		Apple, Inc.	20,260,705
38,604	[1]	Arista Networks, Inc.	4,461,464
9,430		Broadcom, Inc.	5,227,898
51,289		Dell Technologies, Inc.	2,411,096
20,659	[1]	Dropbox, Inc.	449,333
7,399	[1]	Dynatrace Holdings LLC	283,826
7,397	[1]	Fortinet, Inc.	2,137,807
51,058	[1]	IPG Photonics Corp.	4,823,960
3,538	[1]	Keysight Technologies, Inc.	496,275
4,309		KLA Corp.	1,375,691
52,247		Microsoft Corp.	14,499,587
15,574	[1]	Nutanix, Inc.	389,817
3,578		NXP Semiconductors NV	611,480
23,589		Oracle Corp.	1,731,433
3,216	[1]	Palo Alto Networks, Inc.	1,805,077
7,763		Paychex, Inc.	983,805
4,483	[1]	Paylocity Corp.	850,111
67,536	[1]	PayPal Holdings, Inc.	5,938,441

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
96,596	[1]	Pure Storage, Inc.	$ 2,830,263
22,082		Qualcomm, Inc.	3,084,635
79,652	[1]	StoneCo Ltd.	750,322
317		Visa, Inc., Class A	67,562
35,773		Western Union Co.	599,555
4,876	[1]	Wix.com Ltd.	367,943
26,085	[1]	Zoom Video Communications, Inc.	2,597,283
		TOTAL	84,638,510
		Materials—1.6%
34,203	[1]	Berry Global Group, Inc.	1,927,339
3,595		Dow, Inc.	239,068
8,582		Steel Dynamics, Inc.	735,906
		TOTAL	2,902,313
		Real Estate—0.8%
3,230		Crown Castle International Corp.	598,229
4,601		Extra Space Storage, Inc.	874,190
348		SBA Communications, Corp.	120,794
		TOTAL	1,593,213
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,060,486)	180,589,403
		INVESTMENT COMPANY—1.8%
3,320,980		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[2] (IDENTIFIED COST $3,319,495)	3,319,984
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $144,379,981)	183,909,387
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	1,635,536
		TOTAL NET ASSETS—100%	$185,544,923
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2021	$3,687,321
Purchases at Cost	$32,014,301
Proceeds from Sales	$(32,379,635)
Change in Unrealized Appreciation/Depreciation	$(135)
Net Realized Gain/(Loss)	$(1,868)
Value as of 4/30/2022	$3,319,984
Shares Held as of 4/30/2022	3,320,980
Dividend Income	$3,582

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.